Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Including Assets Held Under Finance Leases) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	[1]	€ 9,579	€ 10,019
Acquisitions and other increases		1,459	1,394		€ 1,340
Property, plant and equipment, ending balance		9,651	9,579	[1]	10,019	[1]
Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		21,978	21,877		21,109
Changes in scope of consolidation		22	69
Acquisitions and other increases		1,459	1,394		1,340
Disposals and other decreases		(669)	(631)		(612)
Currency translation differences		111	(784)		132
Transfers		(204)	53		(92)
Property, plant and equipment, ending balance		22,697	21,978		21,877
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(12,399)	(11,858)		(11,166)
Depreciation expense		(1,137)	(1,121)		(1,141)
Impairment losses, net of reversals		(95)	(254)		(159)
Disposals and other decreases		526	557		591
Currency translation differences		(58)	343		(57)
Transfers		117	(66)		74
Property, plant and equipment, ending balance		(13,046)	(12,399)		(11,858)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		298	320
Property, plant and equipment, ending balance		264	298		320
Land [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		318	327		336
Changes in scope of consolidation			22
Disposals and other decreases		(23)	(10)		(10)
Currency translation differences			(21)		1
Transfers		(12)
Property, plant and equipment, ending balance		283	318		327
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(20)	(7)		(11)
Impairment losses, net of reversals		(8)	(11)		(3)
Disposals and other decreases		8			3
Currency translation differences			1
Transfers		1	(3)		4
Property, plant and equipment, ending balance		(19)	(20)		(7)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,156	3,531
Property, plant and equipment, ending balance		3,087	3,156		3,531
Buildings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		6,768	6,958		6,732
Changes in scope of consolidation		6	23
Acquisitions and other increases		22	10		9
Disposals and other decreases		(227)	(124)		(111)
Currency translation differences		57	(326)		81
Transfers		257	227		247
Property, plant and equipment, ending balance		6,883	6,768		6,958
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(3,612)	(3,427)		(3,132)
Depreciation expense		(351)	(329)		(356)
Impairment losses, net of reversals		(24)	(45)		(31)
Disposals and other decreases		170	94		107
Currency translation differences		(29)	140		(37)
Transfers		50	(45)		22
Property, plant and equipment, ending balance		(3,796)	(3,612)		(3,427)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,260	3,554
Property, plant and equipment, ending balance		3,238	3,260		3,554
Machinery and equipment [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		10,145	10,034		9,742
Changes in scope of consolidation		11	11
Acquisitions and other increases		48	63		48
Disposals and other decreases		(272)	(261)		(350)
Currency translation differences		26	(278)		36
Transfers		510	576		558
Property, plant and equipment, ending balance		10,468	10,145		10,034
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(6,885)	(6,480)		(6,216)
Depreciation expense		(595)	(595)		(595)
Impairment losses, net of reversals		(40)	(177)		(17)
Disposals and other decreases		235	239		348
Currency translation differences		(15)	147		(16)
Transfers		70	(19)		16
Property, plant and equipment, ending balance		(7,230)	(6,885)		(6,480)
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		646	664
Property, plant and equipment, ending balance		665	646		664
Fixtures and fittings [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,450	2,421		2,347
Changes in scope of consolidation		4	6
Acquisitions and other increases		71	54		51
Disposals and other decreases		(127)	(125)		(104)
Currency translation differences		17	(75)		(1)
Transfers		164	169		128
Property, plant and equipment, ending balance		2,579	2,450		2,421
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1,804)	(1,757)		(1,641)
Depreciation expense		(191)	(197)		(190)
Impairment losses, net of reversals		(11)	(6)		(30)
Disposals and other decreases		110	117		100
Currency translation differences		(14)	53		(2)
Transfers		(4)	(14)		6
Property, plant and equipment, ending balance		(1,914)	(1,804)		(1,757)
Property, plant and equipment in process [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,219	1,950
Property, plant and equipment, ending balance		2,397	2,219		1,950
Property, plant and equipment in process [member] | Gross value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,297	2,137		1,952
Changes in scope of consolidation		1	7
Acquisitions and other increases		1,318	1,267		1,232
Disposals and other decreases		(20)	(111)		(37)
Currency translation differences		11	(84)		15
Transfers		(1,123)	(919)		(1,025)
Property, plant and equipment, ending balance		2,484	2,297		2,137
Property, plant and equipment in process [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(78)	(187)		(166)
Impairment losses, net of reversals		(12)	(15)		(78)
Disposals and other decreases		3	107		33
Currency translation differences			2		(2)
Transfers			15		26
Property, plant and equipment, ending balance		€ (87)	€ (78)		€ (187)

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).